New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure of changes in accounting estimates [abstract]
New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies	New Standards and Interpretations Adopted During the Year and Resulting Changes in Accounting Policies
New and Amended Standards Adopted by the Group
The Group has applied the following standards and amendments for the first time for the annual reporting period commencing January 1, 2022.

Amendments to IFRS 3 - Business Combination – Reference to the Conceptual Framework

The amendments update a reference of definition of assets and liabilities to be recognized in a business combination in revised Conceptual Framework for Financial Reporting. However, the amendments add an exception for the recognition of liabilities and contingent liabilities within the scope of IAS 37 Provisions, Contingent Liabilities and Contingent Assets, and Interpretation 21 Levies. The amendments also confirm that contingent assets should not be recognized at the acquisition date. The amendment did not have a significant impact on the consolidated financial statements.

Amendments to IAS 16 - Property, Plant and Equipment – Proceeds before intended use

The amendments prohibit an entity from deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while the entity is preparing the asset for its intended use. Instead, the entity will recognize the proceeds from selling such items, and the costs of producing those items, in profit or loss. The amendment did not have a significant impact on the consolidated financial statements.

Amendments to IAS 37 - Provisions, Contingent Liabilities and Contingent Assets – Onerous Contracts : Cost of Fulfilling a Contract

The amendments clarify that the direct costs of fulfilling a contract include both the incremental costs of fulfilling the contract and an allocation of other costs directly related to fulfilling contracts when assessing whether the contract is onerous. The amendment did not have a significant impact on the consolidated financial statements.